Acquisitions (Details) - Schedule of preliminary analysis for the wolo acquisition - Wolo Acquisition [Member]	Jun. 30, 2021 USD ($)
Purchase consideration at preliminary fair value:
Notes payable	$ 850,000
Cash	6,550,000
Due to seller	1,094,524
Amount of consideration	8,494,524
Assets acquired and liabilities assumed at preliminary fair value
Cash	1,094,524
Accounts receivable	1,860,107
Inventory	2,120,218
Other current assets	218,154
Deferred tax asset	64,000
Accounts payable and accrued expenses	(111,442)
Net tangible assets acquired	5,245,561
Total net assets acquired	5,245.561
Consideration paid	8,494,524
Preliminary Goodwill	$ 3,248,963